SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 20, 2025 shares	Mar. 31, 2024 shares
Property, Plant and Equipment [Line Items]
FDIC insured limit	$ 250,000		$ 250,000
FDIC amount	290,180		252,801	$ 604,226
Deferred contract costs	7,491		10,250	0
Deferred offering costs	$ 69,066		$ 148,697	0
Shares held in abeyance | shares	1,138,055	1,201,580	1,201,580		1,138,055	1,351,580
Number of operating segments | Segment	1
Number of reporting segments | Segment	1
Impairment of long-lived assets			$ 0	0
Dividend and interest income	$ 235,878	$ 492,476	$ 623,801	$ 569,068
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			4 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years
Minimum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			15 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			5 years
Maximum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			5 years